STOCKHOLDERS' EQUITY (Details - Non plan options) - Equity Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding at beginning	606,452	1,387,775
Weighted average exercise price outstanding at beginning	$ 5.29	$ 5.23
Weighted average remaining contractual term (Years)	2 years 3 months 18 days	2 years	3 years
Aggregate intrinsic value outstanding at beginning	$ 514,394
Number of options, Granted
Weighted average exercise price, Granted
Number of options, Exercised/Forfeited/Expired	(131,084)	(781,323)
Weighted average exercise price, Exercised/forfeited/expired	$ 5.39	$ 5.17
Shares outstanding at end	475,368	606,452	1,387,775
Weighted average exercise price outstanding at end	$ 5.27	$ 5.29	$ 5.23
Aggregate intrinsic value outstanding at end	$ 351,353	$ 514,394
Number of options, Exercisable	324,246	442,445
Weighted average exercise price, Exercisable	$ 5.76	$ 5.50
Weighted average remaining contractual term (Years), Exercisable	1 year 10 months 24 days	1 year 7 months 6 days
Aggregate intrinsic value, Exercisable	$ 100,465	$ 296,145
Number of options, Exercised/Forfeited/Expired	131,084	781,323